The Community Development Fund	March 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

	Face	Market
Description	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 73.0%
FHLMC Multifamily - 25.9%
2021-P009, 1.13%, 01/25/2031	$358,064	$314,588
KSG1, 1.50%, 09/25/2030	3,870,000	3,220,284
K123, 1.62%, 12/25/2030	1,500,000	1,244,643
KG06, 1.78%, 10/25/2031	1,200,000	988,818
2021-P009, 1.88%, 01/25/2031	1,000,000	837,544
K135, 1.91%, 10/25/2031 (a)	3,500,000	2,891,520
KSG2, 2.09%, 11/25/2031 (a)	1,000,000	838,070
K141, 2.25%, 02/25/2032	4,800,000	4,054,479
KSG3, 2.65%, 05/25/2032 (a)	2,000,000	1,731,776
K145, 2.65%, 06/25/2055	1,787,393	1,640,772
2022-P013, 2.85%, 02/25/2032 (a)	2,000,000	1,700,133
K1514, 2.86%, 10/25/2034	2,300,000	1,931,842
K092, 3.13%, 10/25/2028	2,846,918	2,737,907
K088, 3.69%, 01/25/2029	1,000,000	960,551
K158, 4.05%, 07/25/2033	5,200,000	4,960,100
KF136, 5.73%, SOFR30A + 0.410%, 04/25/2032 (a)	719,706	711,820
KBF1, 5.82%, SOFR30A + 0.504%, 07/25/2024 (a)	51,715	51,687
KF141, 5.89%, SOFR30A + 0.570%, 07/25/2032 (a)	4,315,693	4,312,699
		35,129,233

FHLMC Single Family - 7.6%
Pool RA5346, 2.00%, 05/01/2051	1,086,905	870,462
Pool Q41874, 3.00%, 07/01/2046	1,000,446	884,571
Pool RA1853, 3.00%, 12/01/2049	770,147	673,319
Pool WA4823, 3.08%, 02/01/2050	5,692,292	4,330,772
Pool WA0500, 3.48%, 03/01/2047	2,310,948	1,948,940
Pool WN2253, 4.00%, 09/01/2032	1,000,000	943,301
Pool RJ0241, 6.00%, 10/01/2053	571,765	586,945
		10,238,310

The Community Development Fund	March 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
FNMA Multifamily - 4.3%
2023-M5, 4.40%, 07/25/2033 (a)	$5,000,000	$4,849,208
2024-M1, 4.50%, 01/25/2034 (a)	1,000,000	972,529
		5,821,737

FNMA Single Family - 20.1%
Pool CA7479, 2.00%, 10/01/2050	739,087	589,421
Pool CA7480, 2.00%, 10/01/2050	1,066,948	856,198
Pool CA8444, 2.00%, 12/01/2050	820,531	659,827
Pool CB0268, 2.00%, 04/01/2051	3,144,726	2,523,290
Pool BT0120, 2.00%, 05/01/2051	1,069,906	855,584
Pool CB1441, 2.00%, 08/01/2051	2,958,114	2,348,623
Pool CB2317, 2.00%, 12/01/2051	1,378,175	1,096,991
Pool CB2738, 2.50%, 01/01/2052	4,907,528	4,070,112
Pool CB2739, 2.50%, 01/01/2052	635,118	530,555
Pool CB2830, 2.50%, 02/01/2052	1,129,149	941,635
Pool AS7484, 3.00%, 06/01/2046	433,727	384,825
Pool BC0962, 3.00%, 06/01/2046	248,526	221,750
Pool AS7476, 3.00%, 07/01/2046	354,541	314,542
Pool AS7647, 3.00%, 07/01/2046	647,142	574,455
Pool AS7653, 3.00%, 07/01/2046	1,054,876	928,110
Pool AS8262, 3.00%, 10/01/2046	540,983	475,684
Pool CA4927, 3.00%, 01/01/2050	324,298	283,235
Pool AN5657, 3.30%, 07/01/2032	345,132	316,279
Pool AS8734, 3.50%, 01/01/2047	562,114	513,120
Pool AS9360, 3.50%, 04/01/2047	370,517	340,375
Pool CA1158, 3.50%, 02/01/2048	250,276	228,257
Pool CA1985, 4.00%, 06/01/2048	235,089	220,410
Pool BZ0271, 5.05%, 01/01/2040	1,997,824	2,034,815
Pool CB7021, 5.50%, 09/01/2053	1,280,793	1,279,174
Pool CB7245, 5.50%, 09/01/2053	1,038,630	1,039,566
Pool CB8111, 5.50%, 03/01/2054	1,501,074	1,506,788

The Community Development Fund	March 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
Pool CB7935, 6.00%, 01/01/2054	$1,037,304	$1,056,521
Pool CB8085, 6.00%, 02/01/2054	1,045,670	1,062,618
		27,252,760

GNMA Multifamily - 14.7%
2021-183, 1.75%, 01/16/2063	1,428,844	1,099,082
2023-145, 2.50%, 09/16/2065	3,879,154	3,176,282
2017-135, 2.60%, 08/16/2058	582,268	499,805
2017-74, 2.60%, 09/16/2058	412,480	349,995
2023-92, 3.50%, 10/16/2062 (a)	3,970,106	3,658,814
2023-44, 4.00%, 08/16/2056	2,930,551	2,702,594
2023-16, 4.00%, 07/16/2063 (a)	1,967,568	1,880,469
2023-191, 4.00%, 05/16/2064 (a)	2,394,562	2,227,524
2024-12, 4.25%, 11/01/2036	1,980,368	1,897,437
2023-162, 5.00%, 03/16/2064 (a)	2,417,544	2,462,597
		19,954,599

GNMA Single Family - 0.4%
Pool G2 AU1835, 3.00%, 08/20/2046	385,299	339,159
Pool G2 AU1762, 3.50%, 07/20/2046	265,441	243,793
		582,952

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $107,715,630)		98,979,591

MORTGAGE-BACKED SECURITIES - 17.1%
BX Commercial Mortgage Trust
6.82%, TSFR1M + 1.490%, 01/17/2039 (a)(b)	2,155,000	2,129,409
7.17%, TSFR1M + 1.840%, 01/17/2039 (a)(b)	3,000,000	2,958,750

The Community Development Fund	March 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
FRESB Mortgage Trust
0.83%, 09/25/2040 (a)	$1,770,768	$1,668,145
1.03%, 04/25/2040 (a)	1,236,059	1,180,967
1.12%, 06/25/2040 (a)	1,530,947	1,310,437
1.49%, 01/25/2031 (a)	1,720,451	1,434,887
1.50%, 09/25/2041 (a)	959,536	883,233
1.60%, 10/25/2028 (a)	900,195	792,914
2.13%, 11/25/2039 (a)	994,254	952,778
2.21%, 12/25/2029 (a)	1,233,630	1,080,595
2.25%, 12/25/2039 (a)	817,196	704,819
2.42%, 09/25/2029 (a)	1,911,142	1,679,923
3.19%, 12/25/2025 (a)	306,826	296,991
3.87%, 08/25/2038 (a)	1,188,424	1,114,986
4.44%, 09/25/2030 (a)	2,000,000	1,937,177
STWD Mortgage Trust
6.30%, TSFR1M + 0.972%, 11/15/2036 (a)(b)	3,000,000	2,974,688

TOTAL MORTGAGE-BACKED SECURITIES
(COST $24,487,882)		23,100,699

MUNICIPAL BONDS - 7.4%
Colorado - 0.8%
Colorado, Housing and Finance Authority, RB
6.17%, 11/01/2030	1,000,000	1,072,508

Florida - 0.8%
Florida, Housing Finance, RB
4.64%, 01/01/2028	580,000	575,948
4.84%, 01/01/2029	100,000	100,099
4.97%, 01/01/2030	250,000	251,354

The Community Development Fund	March 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
5.03%, 07/01/2030	$100,000	$100,723
		1,028,124

Massachusetts - 0.2%
Massachusetts State, Housing Finance Agency, RB
1.08%, 06/01/2024	110,000	109,232
1.18%, 12/01/2024	85,000	82,713
1.23%, 06/01/2025	80,000	76,354
1.33%, 12/01/2025	70,000	65,724
		334,023

Michigan - 0.3%
Michigan State, Housing Development Authority, RB
0.96%, 06/01/2025	500,000	476,198

Nebraska - 0.4%
Nebraska Investment Finance Authority, RB
4.89%, 03/01/2029	100,000	100,321
4.94%, 09/01/2029	100,000	100,466
5.10%, 03/01/2030	100,000	101,148
5.15%, 09/01/2030	100,000	101,308
		403,243

New Jersey - 0.8%
New Jersey, Housing & Mortgage Finance Agency, RB
5.21%, 05/01/2030	435,000	441,208
5.26%, 11/01/2030	445,000	452,121
5.30%, 05/01/2031	320,000	325,585
		1,218,914

New York - 2.8%
New York City, Housing Development Authority, RB
2.24%, 05/01/2030	1,585,000	1,378,800

The Community Development Fund	March 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
2.29%, 11/01/2030	$415,000	$357,600
3.43%, 01/01/2027	1,000,000	960,987
5.29%, 02/01/2031	250,000	255,840
5.34%, 08/01/2031	250,000	256,347
5.37%, 08/01/2030	250,000	256,984
5.38%, 02/01/2032	250,000	256,320
		3,722,878

Virginia - 1.3%
Fairfax County, Economic Development Authority, RB
5.59%, 10/01/2024	500,000	500,806
Virginia State, Housing Development Authority, RB
2.11%, 11/01/2029	500,000	438,261
2.31%, 11/01/2031	500,000	421,843
2.46%, 11/01/2032	500,000	416,527
		1,777,437

TOTAL MUNICIPAL BONDS
(COST $10,475,000)		10,033,325

ASSET-BACKED SECURITIES - 0.2%
SBA Small Business Investment
2.94%, 03/10/2032	98,957	89,332
United States Small Business Administration
4.01%, 06/01/2047	156,102	146,526
4.97%, 03/01/2049	50,000	49,844

TOTAL ASSET-BACKED SECURITIES
(COST $296,364)		285,702

The Community Development Fund	March 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
U.S. TREASURY OBLIGATION - 1.5%
U.S. Treasury Notes
4.63%, 02/28/2026	$2,000,000	$1,998,828

TOTAL U.S. TREASURY OBLIGATION
(COST $1,998,801)		1,998,828

	Shares
SHORT-TERM INVESTMENT - 0.6%
Short-Term Investment - 0.6%
Fidelity Institutional Government Portfolio, Cl I, 5.21% (c)	774,357	774,357

TOTAL SHORT-TERM INVESTMENT
(COST $774,357)		774,357

TOTAL INVESTMENTS (COST $145,748,034) - 99.8%		135,172,502
OTHER ASSETS AND LIABILITIES - 0.2%		326,374
NET ASSETS - 100.0%		$135,498,876

A list of the open futures contracts held by the Fund at March 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. 10-Year Treasury Note	(92)	Jun-2024	$(10,155,770)	$(10,193,312)	$(37,542)
U.S. Long Treasury Bond	(26)	Jun-2024	(3,090,078)	(3,131,375)	(41,297)
Ultra 10-Year U.S. Treasury Note	(111)	Jun-2024	(12,634,227)	(12,721,641)	(87,414)
			$(25,880,075)	$(26,046,328)	$(166,253)

(a)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The Community Development Fund	March 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS (Concluded)

(b)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at March 31, 2024 was $8,062,847 and represents 6.0% of Net Assets.

(c)	Rate shown is the 7-day effective yield as of March 31, 2024.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
RB — Revenue Bond
SOFR30A — Secured Overnight Financing Rate 30-day Average
TSFR1M — Term Secured Overnight Financing Rate 1 Month